INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	March 31, 2014	December 31, 2013

Patent rights	$7,204,937	$7,204,937
Accumulated amortization	(1,500,925)	(1,047,278)
Intangible assets, net	$5,704,012	$6,157,659

	December 31, 2013	December 31, 2012	Weighted average amortization period (years)
Patents	$7,204,937	$500,925	3.78
Less: accumulated amortization	(1,047,278)	(8,773)
	$6,157,659	$492,152

Schedule of Amortization Expense
2014	$1,265,458
2015	1,484,209
2016	944,035
2017	639,626
2018	379,691
2019 and thereafter	990,993
Total	$5,704,012

2014	$1,719,105
2015	1,484,209
2016	944,035
2017	639,626
2018	379,691
2019 and thereafter	990,993
Total	$6,157,659